Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended		60 Months Ended	78 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026		Jul. 31, 2026	Jul. 31, 2026 [6]	Jul. 31, 2025 [5]	Jul. 31, 2026	Jul. 31, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDIVX with maximum sales charge
Average Annual Return, Percent	23.47%			13.88%				11.05%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.96%			14.19%			10.79%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDHIX
Average Annual Return, Percent	30.28%			15.35%				11.96%
Integrity Dividend Summit Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	APAYX with maximum sales charge
Average Annual Return, Percent	22.53%	13.60%	[1]
Integrity Dividend Summit Fund | Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.80%	14.93%	[2]
Integrity Dividend Summit Fund | Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IPAYX
Average Annual Return, Percent	29.04%	15.50%	[3]
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIAX with maximum sales charge
Average Annual Return, Percent	24.43%			12.26%				14.45%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.02%			12.57%				14.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIVX
Average Annual Return, Percent	31.31%			13.71%				15.36%
Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFAX with maximum sales charge
Average Annual Return, Percent	0.21%			2.77%				4.63%
Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%			2.85%				4.28%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFIX
Average Annual Return, Percent	4.80%			3.90%				5.34%	[4]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICPAX with maximum sales charge
Average Annual Return, Percent	29.11%			18.77%				6.65%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.35%			19.42%				6.67%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICWIX
Average Annual Return, Percent	36.69%			20.65%				8.15%	[5]
Integrity Short Term Government Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDSAX with maximum sales charge
Average Annual Return, Percent	3.11%			2.01%	1.86%
Integrity Short Term Government Fund | Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDSIX
Average Annual Return, Percent	5.49%			2.66%				2.20%
Without Sales Load [Member] | Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDIVX without maximum sales charge
Average Annual Return, Percent	29.99%			15.06%				11.62%
Without Sales Load [Member] | Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDHCX without sales charge
Average Annual Return, Percent	28.96%			14.19%			10.79%
Without Sales Load [Member] | Integrity Dividend Summit Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	APAYX without maximum sales charge
Average Annual Return, Percent	28.99%	15.41%	[1]
Without Sales Load [Member] | Integrity Dividend Summit Fund | Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CPAYX without sales charge
Average Annual Return, Percent	27.80%	14.93%	[2]
Without Sales Load [Member] | Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIAX without maximum sales charge
Average Annual Return, Percent	30.98%			13.42%				15.04%
Without Sales Load [Member] | Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIUX without sales charge
Average Annual Return, Percent	30.02%			12.57%				14.30%
Without Sales Load [Member] | Integrity High Income Fund | Integrity High Income Fund Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFAX without maximum sales charge
Average Annual Return, Percent	4.68%			3.67%				5.07%
Without Sales Load [Member] | Integrity High Income Fund | Integrity High Income Fund Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFCX without sales charge
Average Annual Return, Percent	3.90%			2.85%				4.28%
Without Sales Load [Member] | Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICPAX without maximum sales charge
Average Annual Return, Percent	35.85%			20.02%				7.20%
Without Sales Load [Member] | Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICPUX without sales charge
Average Annual Return, Percent	35.35%			19.42%				6.67%
Without Sales Load [Member] | Integrity Short Term Government Fund | Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDSAX without maximum sales charge
Average Annual Return, Percent	5.23%			2.42%	2.18%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%			12.86%				15.08%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%			12.86%			15.08%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%			12.86%				15.09%	[7]
Integrity Dividend Summit Fund | Class A | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%	21.39%	[1]
Integrity Dividend Summit Fund | Class C | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%	21.39%	[2]
Integrity Dividend Summit Fund | Class I | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%	21.39%	[3]
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%			12.86%				15.08%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class C | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%			12.86%				15.08%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	19.56%			12.86%				15.09%	[8]
Integrity High Income Fund | Integrity High Income Fund, Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			(0.40%)				1.35%
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S.Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			(0.40%)				1.35%
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			(0.40%)				1.37%	[4]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Average Annual Return, Percent	19.97%			12.48%				14.72%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Average Annual Return, Percent	19.97%			12.48%				14.72%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Average Annual Return, Percent	19.97%			12.48%		14.73%
Integrity Short Term Government Fund | Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			(0.40%)	0.65%
Integrity Short Term Government Fund | Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%			(0.40%)				1.35%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P High Yield Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	16.59%			7.87%				9.63%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P High Yield Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	16.59%			7.87%			9.63%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P High Yield Dividend Aristocrats [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	16.59%			7.87%				9.67%	[7]
Integrity Dividend Summit Fund | Class A | Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	24.30%	14.99%	[1]
Integrity Dividend Summit Fund | Class C | Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	24.30%	14.99%	[2]
Integrity Dividend Summit Fund | Class I | Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	24.30%	14.99%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class A | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	5.17%			4.04%				5.51%
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S.Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	5.17%			4.04%				5.51%
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	5.17%			4.04%				5.50%	[4]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Average Annual Return, Percent	41.88%			23.67%				9.68%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Average Annual Return, Percent	41.88%			23.67%				9.68%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Average Annual Return, Percent	41.88%			23.67%				10.05%	[5]
Integrity Short Term Government Fund | Class A | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	3.15%			1.94%	1.96%
Integrity Short Term Government Fund | Class I | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	3.15%			1.94%				1.79%

[1]	Inception Date of 5/1/2023
[2]	Inception Date of 5/1/2023
[3]	Inception Date of 5/1/2023
[4]	Inception Date of 8/1/2016
[5]	Inception Date of 8/1/2016
[6]	Inception Date of 1/17/2020
[7]	Inception Date of 8/1/2016
[8]	Inception Date of 8/1/2016